Share capital and share-based compensation - Outstanding Shares (Details) $ / shares in Units, $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2023 USD ($) shares $ / shares	Sep. 30, 2022 USD ($) shares $ / shares	Dec. 31, 2022 USD ($) shares $ / shares	Dec. 31, 2021 USD ($) shares $ / shares
Disclosure of classes of share capital [line items]
Equity | $	$ 303.6	$ 510.2	$ 498.0	$ 457.0
Share issuance (in shares)		5,300,000
Share issuance | $		$ 49.7
Exercised (in shares)	(1,541,514)	(1,467,647)
Exercise of stock options | $	$ 0.0	$ 0.0
Unwinding of Non-controlling interest | $	$ (0.6)	$ 0.4
Number of stock options (in shares)	3,788,280	4,590,117	4,368,732	5,328,279
Weighted average exercise price of share options exercisable in share-based payment arrangement | $ / shares	$ 5.71		$ 2.65
Number of share options exercisable (in shares)	1,994,145	3,332,753
Granted (in shares)	1,088,500	732,104
Forfeited (in shares)	(127,438)	(2,619)
Weighted average exercise price per stock option | $ / shares	$ 6.29	$ 4.40	$ 4.58	$ 2.88
Granted (in dollars per share) | $ / shares	5.76	7.58
Exercised (in dollars per share) | $ / shares	0.73	0.45
Forfeited (in dollars per share) | $ / shares	$ 10.33	$ 10.93
Restricted share units
Disclosure of classes of share capital [line items]
Settlement of RSUs (in shares)	784,426	317,619
Issued capital
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	178,200,000	175,900,000	176,100,000	163,200,000
Equity | $	$ 779.3	$ 771.7	$ 772.4	$ 672.1
Exercised (in shares)	(1,300,000)	(1,400,000)
Exercise of stock options | $	$ 0.6	$ 0.4
Unwinding of Non-controlling interest | $	$ (0.4)
Issued capital | Restricted share units
Disclosure of classes of share capital [line items]
Settlement of RSUs (in shares)	800,000	300,000
Outstanding Capital
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	178,200,000		176,100,000	163,200,000
Equity | $	$ 779.3		$ 772.4	$ 672.1
Share issuance (in shares)			5,300,000
Share issuance | $			$ 49.7
Exercised (in shares)	(1,300,000)		(1,600,000)
Exercise of stock options | $	$ 0.6		$ 0.5
Exercise of warrants (in shares)			5,700,000
Surrender of Warrants Due to Make-Whole Exercise, USD | $			$ 46.0
Unwinding of Non-controlling interest | $	$ (0.4)
Outstanding Capital | Restricted share units
Disclosure of classes of share capital [line items]
Settlement of RSUs (in shares)	800,000		300,000
Restricted share units settled | $	$ 6.7		$ 4.1